Filed with the U.S. Securities and Exchange Commission on February 13, 2018

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	340	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	341	[	X	]

(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

James R. Arnold, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On February 15, 2018 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 316 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on October 26, 2017 and pursuant to Rule 485(a)(2) would have become effective on January 9, 2018.

Post-Effective Amendment No. 328 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 19, 2018 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 329 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 30, 2018 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 334 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 9, 2018 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 338 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February13, 2018 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 339 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February14, 2018 as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 340 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February15, 2018 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 340 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 340 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post-Effective Amendment No. 340 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on February 13, 2018.

Managed Portfolio Series By: /s/ James R. Arnold James R. Arnold President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 13th day of February, 2018.

	Signature	Title

	/s/ Robert J. Kern*	Trustee
Robert J. Kern

	/s/ David A. Massart*	Trustee
David A. Massart

	/s/ Leonard M. Rush*	Trustee
Leonard M. Rush

	/s/ David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In Fact pursuant to Power of Attorney